SIGNIFICANT ACCOUNTING POLICIES (Details - Antidilutive shares) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	303,088,509	87,951,742
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	302,912,039	87,775,272
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	176,470